SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of Class A common stock reflected in the balance sheet

At December 31, 2022 and 2021, the Class A common stock reflected in the balance sheet is reconciled in the following table:

Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(4,830,000)
Class A common stock issuance costs	(12,275,464)
Plus:
Accretion of carrying value to redemption value	20,555,464
Class A common stock subject to redemption, December 31, 2021	175,950,000
Less:
Redemptions	(161,414,919)
Mandatorily redeemable common stock liability	(716,610)
Plus:
Accretion of carrying value to redemption value	1,563,349
Class A common stock subject to redemption, December 31, 2022	$15,381,820

Summary of basic and diluted net income (loss) per common stock

The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

			For the Period from
			January 1, 2021
			(commencement of
	For the Year Ended		operations) through
	December 31, 2022		December 31, 2021
	Class A	Class B	Class A	Class B
Basic net income per common stock
Numerator:
Allocation of net income, as adjusted	$5,233,837	$1,349,061	$195,195	$291,278
Denominator:
Basic weighted average shares outstanding	16,730,842	4,312,500	2,569,149	3,833,777
Basic net income per common stock	$0.31	$0.31	$0.08	$0.08

Diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$5,233,837	$1,349,061	$181,617	$304,856
Denominator:
Diluted weighted average shares outstanding	16,730,842	4,312,500	2,569,149	4,312,500
Diluted net income per common stock	$0.31	$0.31	$0.07	$0.07